File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated May 3, 2004.

This information reflects a change to the Prospectus section, "Fund Management".

On page 94 under "The Investment Advisor", the fourth, fifth, and sixth paragraphs are replaced with the following effective immediately:

On July 8, 2004, AXA Financial, Inc. ("AXA Financial") acquired The MONY Group Inc. Enterprise Capital Management, Inc. ("Enterprise Capital"), Enterprise Fund Distributors, Inc. ("EFD"), Boston Advisors, Inc. ("Boston Advisors"), and MONY Capital Management, Inc. ("MONY Capital") are wholly-owned subsidiaries of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

July 28, 2004



Supplement to The Enterprise Group of Funds, Inc. Class Y Prospectus dated May 3, 2004.

This information reflects a change to the Prospectus section, "Fund
Management".

On page 83 under "The Investment Advisor", the fourth, fifth, and sixth paragraphs are replaced with the following effective immediately:

On July 8, 2004, AXA Financial, Inc. ("AXA Financial") acquired The
MONY Group Inc.  Enterprise Capital Management, Inc. ("Enterprise
Capital"), Enterprise Fund Distributors, Inc. ("EFD"), Boston Advisors,
Inc. ("Boston Advisors"), and MONY Capital Management, Inc. ("MONY Capital") are wholly-owned subsidiaries of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

July 28, 2004